Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments Text Block Abstract
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

As at 30 June 2022, the Group is contingently liable for the following:

▪	Letters of Credit amounting to USD 3,430 thousand to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (31 December 2021: USD 6,550 thousand).

▪	Letter of Guarantee amounting to USD 294 thousand to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity’s office premises (31 December 2021: USD 327 thousand).

▪	In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at 30 June 2022, the Group has paid USD 250 thousand and the remaining four instalments amounted to USD 1,000 thousand shall be made equally over the years from 2022 to 2025.